Financial and Other Guarantees (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Standard and Extended Product Warranty Accrual	$ 7,381	$ 7,194	$ 6,872	$ 6,861
Standard and Extended Product Warranty Accrual, Increase for Warranties Issued	12,311	11,177	12,305
Standard Product Warranty Accrual, Decrease for Payments	$ (12,124)	$ (10,855)	$ (12,294)